Restricted Net Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Restricted net assets [Line Items]
Percentage of tax profit	10.00%
Statutory reserve funds capital percentage	50.00%
Statutory reserve	$ 361,083	$ 361,083
PRC [Member]
Restricted net assets [Line Items]
Paid-in-capital	$ 14,741,411
Statutory reserve		$ 7,399,836